Note 3 - Fair Values of Financial Instruments (Details)	Dec. 31, 2013
Note 3 - Fair Values of Financial Instruments (Details) [Line Items]
Fair Value Hierarchy, Number of Input Levels	3
Private Equity Investment [Member]
Note 3 - Fair Values of Financial Instruments (Details) [Line Items]
Number of Level 3 Investments Reported at Fair Value	1
Transferred from Level 3 to Level 2 [Member]
Note 3 - Fair Values of Financial Instruments (Details) [Line Items]
Number of Investments Transferred Between Levels	4